Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and accrued income [Abstract]
Prepaid expenses	SFr 3,015	SFr 3,954
Accrued income	975	1,591	SFr 1,095
Total	3,990	5,545
Janssen [Member]
Prepaid expenses and accrued income [Abstract]
Accrued income		SFr 1,100
Percentage of accrued income		68.10%
MJFF Grants [Member]
Prepaid expenses and accrued income [Abstract]
Accrued income	SFr 900
Percentage of accrued income	87.00%